Gain on Sale of Assets - Summary of Gain (Loss) on Sale of Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Gross sale price	$ 77,996	$ 30,773	$ 16,930
Gain	16,555	10,375	$ 0
Pedhoulas Trader
Property, Plant and Equipment [Line Items]
Gross sale price		15,900
Gain		4,637
Efrossini
Property, Plant and Equipment [Line Items]
Gross sale price		22,500
Gain		3,316
Katerina
Property, Plant and Equipment [Line Items]
Gross sale price		10,200
Gain		$ 2,422
Pedhoulas Cherry
Property, Plant and Equipment [Line Items]
Gross sale price	26,625
Gain	2,265
Panayiota K
Property, Plant and Equipment [Line Items]
Gross sale price	20,450
Gain	2,292
Maritsa
Property, Plant and Equipment [Line Items]
Gross sale price	12,200
Gain	4,324
Paraskevi 2
Property, Plant and Equipment [Line Items]
Gross sale price	20,300
Gain	$ 7,674